ADVISORSHARES HOTEL ETF
Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 96.3%

Commercial Services – 6.0%
Target Hospitality Corp.(a)	31,389	$206,540

Entertainment – 2.2%
Monarch Casino & Resort, Inc.	1,000	77,750

Internet – 22.2%
Booking Holdings, Inc.	42	193,490
Expedia Group, Inc.	967	162,553
Travelzoo(a)	7,000	95,410
Trip.com Group Ltd. (China)(b)	3,196	203,202
TripAdvisor, Inc.(a)	8,200	116,194
Total Internet		770,849

Leisure Time – 14.8%
Carnival Corp.(a)	6,100	119,133
Norwegian Cruise Line Holdings Ltd.(a)	4,800	91,008
Royal Caribbean Cruises Ltd.	700	143,808
Viking Holdings Ltd.(a)	4,000	159,000
Total Leisure Time		512,949

Lodging – 23.6%
Boyd Gaming Corp.	2,253	148,315
Hilton Worldwide Holdings, Inc.	259	58,935
Hyatt Hotels Corp., Class A	559	68,478
Marriott International, Inc., Class A	586	139,585
Playa Hotels & Resorts NV(a)	10,900	145,297
Travel + Leisure Co.	3,500	162,015
Wyndham Hotels & Resorts, Inc.	1,057	95,669
Total Lodging		818,294

REITS – 27.5%
Apple Hospitality REIT, Inc.	13,847	178,765
DiamondRock Hospitality Co.	21,500	165,980
Gaming and Leisure Properties, Inc.	3,174	161,556
Pebblebrook Hotel Trust	5,000	50,650
RLJ Lodging Trust	17,100	134,919
Summit Hotel Properties, Inc.	28,000	151,480
VICI Properties, Inc.	1,194	38,948
Xenia Hotels & Resorts, Inc.	6,080	71,501
Total REITS		953,799

Total Common Stocks (Cost $3,169,106)		3,340,181

MONEY MARKET FUND – 3.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.18%(c) (Cost $133,998)	133,998	133,998

Total Investments – 100.2% (Cost $3,303,104)		3,474,179
Liabilities in Excess of Other Assets – (0.2%)		(7,802)
Net Assets – 100.0%		$3,466,377

REITS - Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2025.

ADVISORSHARES HOTEL ETF
Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,340,181	$–	$–	$3,340,181
Money Market Fund	133,998	–	–	133,998
Total	$3,474,179	$–	$–	$3,474,179

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Commercial Services	6.0%
Entertainment	2.2
Internet	22.2
Leisure Time	14.8
Lodging	23.6
REITS	27.5
Money Market Fund	3.9
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%